Acquisitions (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended					6 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 11, 2014	Dec. 01, 2012	Jul. 14, 2014	Aug. 15, 2013	Aug. 15, 2013	Dec. 31, 2013	Sep. 22, 2014	Aug. 01, 2014
Change in fair value of obligations in connection with acquisitions	$ (26,150,000)	$ 754,000
Fair value of shares issued and stock options	117,845,000	453,217,000	1,340,897,000
Selling, general and administrative expenses			7,600,000
Reverse stock split	one-for-8.691
Joint venture [Member]
Agreement term				5 years
Objet Ltd [Member]
Compensation expense					4,500,000
Objet Ltd [Member] | Customer Relationships [Member]
Weighted Average Life - Years					10 years
Objet Ltd [Member] | Trade name [Member]
Weighted Average Life - Years					9 years
Solid Concepts Inc [Member]
Ownership percentage						100.00%
Change in fair value of obligations in connection with acquisitions	7,900,000
Acquisition related costs	2,900,000
Potential retention related payments	45,900,000					77,000,000
Retention related payments	13,100,000
Other intangible assets						37,606,000
Stock Issued During Period, Shares, Acquisitions						978,601,000
Fair value of shares issued and stock options						97,869,000
Solid Concepts Inc [Member] | Customer Relationships [Member]
Other intangible assets	36,500,000
Weighted Average Life - Years	6 years 7 months 6 days
Solid Concepts Inc [Member] | Trade name [Member]
Other intangible assets	1,100,000
Solid Concepts Inc [Member] | Level 3 [Member]
Fair value of the deferred payment	35,700,000
Undiscounted amount of the deferred payments	40,600,000
Increase percentage in share price whose effect on fair value of deferred payments	10.00%
Increase in fair value of deferred payments due to increase of share price	3,600,000
Decrease percentage in share price whose effect on fair value of deferred payments liability	10.00%
Increase in fair value of deferred payments liability due to decrease of share price	1,000,000
Solid Concepts Inc [Member] | Retention-related and other payments [Member]
Cash paid for acquisitions						19,600,000
GrabCAD
Ownership percentage										100.00%
Harvest Technologies Inc. [Member]
Ownership percentage											100.00%
MakerBot [Member]
Ownership percentage							100.00%	100.00%
Change in fair value of obligations in connection with acquisitions	18,300,000
Consideration issued for acquisition							493,700,000
Earn-out obligation amount		10,800,000							10,800,000
Stock Issued During Period, Shares, Acquisitions								3,920,000
Exchange for fully diluted shares								73,000
Amount of shares issued for which the company paid tax withholding payments								115,000
Amount of shares held to secure indemnification rights								655,000
Shares held to settlements of indemnification rights at the end of hold-back period								651,000
Earn-out obligation							28,300,000	28,300,000
Earn amount on performance bonus plan									10,800,000
Value of earn-out payments	0
Selling, general and administrative expenses		$ 6,100,000
MakerBot [Member] | Customer Relationships [Member]
Weighted Average Life - Years							1 year
MakerBot [Member] | Trade name [Member]
Weighted Average Life - Years							11 years
MakerBot [Member] | Maximum [Member]
Shares issued in earn-out payments	800,000